Common Stock and Additional Paid-in Capital - Dividends (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	4 Months Ended	6 Months Ended
	Feb. 06, 2018	Feb. 27, 2017	May 07, 2018	Jun. 30, 2019	Jun. 30, 2018
Dividends Payable [Line Items]
Payment of dividends	$ 2,500	$ 2,500	$ 2,500	$ 0	$ 5,000
Date of dividend record	Feb. 20, 2018		May 25, 2018
Date of dividend payment	Mar. 06, 2018		Jun. 08, 2018